SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
Dec. 31, 2012
Equipment and office furniture
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	5 years
Mask and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	2 years
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	5 years
Purchased software | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	3 years
Purchased software | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	5 years